Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting

Note 22 Segment Reporting

Effective for the first quarter of 2017, as a result of changes to how we manage our businesses, we realigned our segments and, accordingly, have changed the basis of presentation of our segments, resulting in four reportable business segments:

  Retail Banking
  Corporate & Institutional Banking
  Asset Management Group
  BlackRock

Net interest income in business segment results reflects our internal funds transfer pricing methodology. Assets receive a funding charge and liabilities and capital receive a funding credit based on a transfer pricing methodology that incorporates product repricing characteristics, tenor and other factors. Effective for the first quarter of 2017, we made certain adjustments to our internal funds transfer pricing methodology primarily relating to weighted average lives of certain non-maturity deposits based on our recent historical experience. These changes in methodology affected business segment results, primarily adversely impacting net interest income for Corporate & Institutional Banking and Retail Banking, offset by increased net interest income in the “Other” category.

All periods presented were revised to conform to the new segment alignment and to our change in internal funds transfer pricing methodology.

Results of individual businesses are presented based on our internal management reporting practices. There is no comprehensive, authoritative body of guidance for management accounting equivalent to GAAP; therefore, the financial results of our individual businesses are not necessarily comparable with similar information for any other company. We periodically refine our internal methodologies as management reporting practices are enhanced. To the extent significant and practicable, retrospective application of new methodologies is made to prior period reportable business segment results and disclosures to create comparability with the current period.

Total business segment financial results differ from total consolidated net income. The impact of these differences is reflected in the “Other” category in the business segment tables. “Other” includes residual activities that do not meet the criteria for disclosure as a separate reportable business, such as gains or losses related to BlackRock transactions, integration costs, asset and liability management activities including net securities gains or losses, other-than-temporary impairment of investment securities and certain trading activities, exited businesses, certain non-strategic runoff consumer loan portfolios, private equity investments, intercompany eliminations, most corporate overhead, tax adjustments that are not allocated to business segments and differences between business segment performance reporting and financial statement reporting (GAAP), including the presentation of net income attributable to noncontrolling interests as the segments’ results exclude their portion of net income attributable to noncontrolling interests. Assets, revenue and earnings attributable to foreign activities were not material in the periods presented for comparative purposes.

Financial results are presented, to the extent practicable, as if each business operated on a stand-alone basis. Additionally, we have aggregated the results for corporate support functions within “Other” for financial reporting purposes.

Our allocation of the costs incurred by shared support areas not directly aligned with the businesses is primarily based on the use of services.

A portion of capital is intended to cover unexpected losses and is assigned to our business segments using our risk-based economic capital model, including consideration of the goodwill at those business segments, as well as the diversification of risk among the business segments, ultimately reflecting our portfolio risk adjusted capital allocation.

We have allocated the allowances for loan and lease losses and for unfunded loan commitments and letters of credit based on the loan exposures within each business segment’s portfolio. Key reserve assumptions and estimation processes react to and are influenced by observed changes in loan portfolio performance experience, the financial strength of the borrower and economic conditions. Key reserve assumptions are periodically updated.

Business Segment Products and Services

Retail Banking provides deposit, lending, brokerage, investment management and cash management products and services to consumer and small business customers within our primary geographic markets. Our customers are serviced through our branch network, ATMs, call centers, online banking and mobile channels. The branch network is located primarily in Pennsylvania, Ohio, New Jersey, Michigan, Illinois, Maryland, Indiana, Florida, North Carolina, Kentucky, Washington, D.C., Delaware, Virginia, Georgia, Alabama, Missouri, Wisconsin and South Carolina. Deposit products include checking, savings and money market accounts and certificates of deposit. Lending products include residential mortgages, home equity loans and lines of credit, auto loans, credit cards, education loans and personal loans and lines of credit. The residential mortgage loans are directly originated within our branch network and nationwide, and are typically underwritten to government agency and/or third-party standards, and either sold, servicing retained, or held on our balance sheet. Our mortgage servicing operation performs all functions related to servicing residential mortgage loans for investors and for loans we own. Brokerage, investment management and cash management products and services include managed accounts, education accounts, retirement accounts and trust and estate services.

Corporate & Institutional Banking provides lending, treasury management, and capital markets-related products and services to mid-sized and large corporations, government and not-for-profit entities. Lending products include secured and unsecured loans, letters of credit and equipment leases. Treasury management services include cash and investment management, receivables management, disbursement services, funds transfer services, information reporting and global trade services. Capital markets-related products and services include foreign exchange, derivatives, securities, loan syndications, mergers and acquisitions advisory and equity capital markets advisory related services. We also provide commercial loan servicing and technology solutions for the commercial real estate finance industry. Products and services are generally provided within our primary geographic markets, with certain products and services offered nationally and internationally.

Asset Management Group provides personal wealth management for high net worth and ultra high net worth clients and institutional asset management. Wealth management products and services include investment and retirement planning, customized investment management, private banking, tailored credit solutions and trust management and administration for individuals and their families. Our Hawthorn unit provides multi-generational family planning including estate, financial, tax planning, fiduciary, investment management and consulting, private banking, personal administrative services, asset custody and customized performance reporting to ultra high net worth families. Institutional asset management provides advisory, custody and retirement administration services. The business also offers PNC proprietary mutual funds. Institutional clients include corporations, unions, municipalities, non-profits, foundations and endowments, primarily located in our geographic footprint.

BlackRock, in which we hold an equity investment, is a leading publicly traded investment management firm providing a broad range of investment and risk management services to institutional and retail clients worldwide. Using a diverse platform of active and index investment strategies across asset classes, BlackRock develops investment outcomes and asset allocation solutions for clients. Product offerings include single- and multi-asset class portfolios investing in equities, fixed income, alternatives and money market instruments. BlackRock also offers an investment and risk management technology platform, risk analytics, advisory and technology services and solutions to a broad base of institutional and wealth management investors.

Our equity investment in BlackRock provides us with an additional source of noninterest income and increases our overall revenue diversification. BlackRock is a publicly traded company, and additional information regarding its business is available in its filings with the Securities and Exchange Commission (SEC). At December 31, 2016, our economic interest in BlackRock was 22%. We received cash dividends from BlackRock of $331 million, $320 million, and $285 million during 2016, 2015, and 2014, respectively.

Table 103: Results of Businesses

		Corporate &	Asset
Year ended December 31	Retail	Institutional	Management
In millions	Banking	Banking	Group	BlackRock	Other	Consolidated (a)
2016
Income Statement
Net interest income	$4,509	$3,181	$300		$401	$8,391
Noninterest income	2,693	2,035	851	$685	507	6,771
Total revenue	7,202	5,216	1,151	685	908	15,162
Provision for credit losses (benefit)	297	177	(6)		(35)	433
Depreciation and amortization	175	153	45		470	843
Other noninterest expense	5,116	2,069	780		668	8,633
Income (loss) before income taxes and noncontrolling interests	1,614	2,817	332	685	(195)	5,253
Income taxes (benefit)	591	908	122	153	(506)	1,268
Net income	$1,023	$1,909	$210	$532	$311	$3,985
Average Assets (b)	$85,871	$140,309	$7,707	$7,118	$120,255	$361,260
2015
Income Statement
Net interest income	$4,306	$3,144	$292		$536	$8,278
Noninterest income	2,781	1,947	869	$717	633	6,947
Total revenue	7,087	5,091	1,161	717	1,169	15,225
Provision for credit losses (benefit)	253	78	9		(85)	255
Depreciation and amortization	187	149	44		429	809
Other noninterest expense	5,257	2,038	802		557	8,654
Income before income taxes and noncontrolling interests	1,390	2,826	306	717	268	5,507
Income taxes (benefit)	506	934	112	169	(357)	1,364
Net income	$884	$1,892	$194	$548	$625	$4,143
Average Assets (b)	$86,977	$133,754	$7,920	$6,983	$119,330	$354,964
2014
Income Statement
Net interest income	$3,775	$3,461	$258		$1,031	$8,525
Noninterest income	2,740	1,756	818	$703	833	6,850
Total revenue	6,515	5,217	1,076	703	1,864	15,375
Provision for credit losses (benefit)	285	90	(1)		(101)	273
Depreciation and amortization	190	139	41		406	776
Other noninterest expense	5,176	1,978	778		780	8,712
Income before income taxes and noncontrolling interests	864	3,010	258	703	779	5,614
Income taxes (benefit)	314	1,010	95	173	(185)	1,407
Net income	$550	$2,000	$163	$530	$964	$4,207
Average Assets (b)	$88,869	$124,633	$7,712	$6,640	$99,999	$327,853
(a)	There were no material intersegment revenues for the years ended 2016, 2015 and 2014.
(b)	Period-end balances for BlackRock.